Reverse Repurchase Agreements - Non Trading (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Summary of Reverse Repurchase Agreements - Non Trading

	30 June 2024	31 December 2023
	£m	£m
Agreements with banks	1,949	2,397
Agreements with customers	13,370	10,071
	15,319	12,468

	30 June 2024	31 December 2023
	£m	£m
Agreements with banks	616	551
Agreements with customers	6,007	7,860
	6,623	8,411